BB&T FUNDS

SUPPLEMENT DATED OCTOBER 7, 2008
TO THE
CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
DATED FEBRUARY 1, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Class A, Class B, and Class C Shares Prospectus dated February 1, 2008, as amended:

On October 6, 2008, the Board of Trustees of the BB&T Funds authorized the BB&T U.S. Treasury Money Market Fund, BB&T Prime Money Market Fund, and BB&T National Tax-Free Money Market Fund (each, a “Fund” and, collectively, the “Funds”) to apply for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-228-1872 for more information regarding the Funds’ participation in the Program.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

BBT-MMKSUP-10/07/08

BB&T FUNDS

SUPPLEMENT DATED OCTOBER 7, 2008
TO THE
INSTITUTIONAL CLASS SHARES PROSPECTUS
DATED FEBRUARY 1, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Institutional Class Shares Prospectus dated February 1, 2008, as amended:

On October 6, 2008, the Board of Trustees of the BB&T Funds authorized the BB&T U.S. Treasury Money Market Fund, BB&T Prime Money Market Fund, and BB&T National Tax-Free Money Market Fund (each, a “Fund” and, collectively, the “Funds”) to apply for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-228-1872 for more information regarding the Funds’ participation in the Program.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

BBT-MMKSUP-10/07/08

BB&T FUNDS

SUPPLEMENT DATED OCTOBER 7, 2008
TO THE
BB&T MONEY MARKET FUNDS
PROSPECTUS
DATED FEBRUARY 1, 2008

Effective immediately, this Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Money Market Funds Prospectus dated February 1, 2008, as amended:

On October 6, 2008, the Board of Trustees of the BB&T Funds authorized the BB&T U.S. Treasury Money Market Fund, BB&T Prime Money Market Fund, and BB&T National Tax-Free Money Market Fund (each, a “Fund” and, collectively, the “Funds”) to apply for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program.

The Program is funded from assets in the Exchange Stabilization Fund (the “ESF”). Payments to investors under the Program will depend on the availability of assets in the ESF, which, as of the date of this supplement, total approximately $50 billion. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

Participation in the initial three months of the Program (i.e., until December 18, 2008) requires a non-refundable payment to the U.S. Department of the Treasury in the amount of 0.01% based on the number of outstanding shares of each Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 18, 2009. If the Program is extended, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-228-1872 for more information regarding the Funds’ participation in the Program.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

BBT-MMKSUP-10/07/08